Note 18 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 2022:
Total capital (to risk-weighted assets)	$60,820	8.49%	$	≥57,313	≥8.00%	$	≥71,642	≥10.00%
Tier 1 capital (to risk-weighted assets)	53,115	7.41		≥42,985	≥6.00		≥57,313	≥8.00
Common Equity Tier 1 capital (to risk-weighted assets)	53,115	7.41		≥32,239	≥4.50		≥46,567	≥6.50
Tier 1 capital (to average assets)	53,115	7.07		≥30,032	≥4.00		≥37,540	≥5.00
	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 2021:
Total capital (to risk-weighted assets)	$45,765	10.69%	$	≥34,247	≥8.00%	$	≥42,809	≥10.00%
Tier 1 capital (to risk-weighted assets)	40,438	9.45		≥25,685	≥6.00		≥32,247	≥8.00
Common Equity Tier 1 capital (to risk-weighted assets)	40,438	9.45		≥19,264	≥4.50		≥27,826	≥6.50
Tier 1 capital (to average assets)	40,438	7.41		≥21,822	≥4.00		≥27,277	≥5.00